UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: May 31, 2016

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2016

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 31.9%
Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/2018	$965,000	$1,101,133
Financing Corp., 10.35%, 8/03/2018	715,000	857,890
Financing Corp., STRIPS, 0%, 11/30/2017	860,000	847,787

		$2,806,810
Asset-Backed & Securitized - 0.7%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$850,000	$873,357
Citigroup Commercial Mortgage Trust, FRN, 5.711%, 12/10/2049	198,555	17,041
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	76,468	77,418
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	1,500,000	1,520,205
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.904%, 12/17/2018	867,143	867,930
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	148,242	149,631
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,074,000	1,118,261
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,947,174
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.942%, 9/15/2039	603,770	623,556
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.7%, 6/15/2039	852,108	860,118
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.942%, 9/15/2039	809,025	835,692
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	61,972
CWCapital Cobalt Ltd., “A4”, FRN, 5.763%, 5/15/2046	1,104,117	1,136,873
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 1.878%, 7/17/2023 (n)	1,160,000	1,155,655
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.034%, 8/15/2020	691,000	688,646
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.813%, 1/19/2025 (n)	1,210,616	1,195,326
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,830,271
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,991,801
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/2051	2,171	2,168
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.743%, 6/15/2049	1,437,604	1,464,204
Morgan Stanley Capital I Trust, “AM”, FRN, 5.681%, 4/15/2049	945,000	939,656
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,604,442
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,295,780

		$22,257,177
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$748,000	$758,175
Hyundai Capital America, 2%, 3/19/2018 (n)	810,000	811,185
Hyundai Capital America, 2.4%, 10/30/2018 (n)	182,000	183,766
Tupy Overseas S.A., 6.625%, 7/17/2024 (n)	577,000	542,380

		$2,295,506
Broadcasting - 0.1%
Grupo Televisa S.A.B., 6.125%, 1/31/2046	$4,653,000	$4,896,259

Building - 0.5%
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021 (n)	$1,164,000	$1,216,264
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025 (n)	2,928,000	2,766,960
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)	618,000	472,770
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	4,544,000	4,487,200
Elementia S.A. de C.V., 5.5%, 1/15/2025	1,808,000	1,785,400
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	4,380,000	4,404,090

		$15,132,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - 0.1%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$1,078,246
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)	2,242,000	2,326,084

		$3,404,330
Cable TV - 0.2%
Altice Financing S.A., 6.5%, 1/15/2022 (n)	$1,385,000	$1,409,238
VTR Finance B.V., 6.875%, 1/15/2024 (n)	4,248,000	4,189,590

		$5,598,828
Chemicals - 0.1%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$4,558,000	$4,261,730

Computer Software - 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$500,569

Computer Software - Systems - 0.0%
Apple, Inc., 3.25%, 2/23/2026	$1,404,000	$1,456,528

Conglomerates - 0.1%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/2022	$3,713,000	$3,711,144

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)	$1,409,000	$309,980
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)	2,102,000	354,287
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	3,072,000	517,779

		$1,182,046
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019	$2,848,000	$3,157,720
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	998,000	1,023,583

		$4,181,303
Consumer Services - 0.2%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	$6,098,000	$6,067,510

Emerging Market Quasi-Sovereign - 3.6%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	$281,000	$295,050
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	4,957,000	4,910,900
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 10/29/2049 (n)	3,705,000	2,172,983
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	1,123,000	1,161,623
CNOOC Finance (2013) Ltd., 3%, 5/09/2023	1,256,000	1,218,139
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	2,287,000	2,469,201
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)	3,618,000	3,654,404
Comision Federal de Electricidad, 4.875%, 1/15/2024 (n)	2,594,000	2,658,850
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	1,575,000	1,535,625
Comision Federal de Electricidad, 6.125%, 6/16/2045 (n)	4,260,000	4,334,550
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	2,106,000	2,226,463
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)	3,928,000	4,085,120
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/2029 (n)	2,538,000	2,588,760
Development Bank of Kazakhstan, 4.125%, 12/10/2022	4,894,000	4,514,715
Empresa Nacional del Petroleo, 4.75%, 12/06/2021	2,412,000	2,556,187
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	2,469,000	2,535,994
Empresa Nacional del Petroleo, 4.375%, 10/30/2024	1,000,000	1,027,134
Eskom Holdings SOC Ltd., 6.75%, 8/06/2023	1,400,000	1,279,250
Export Credit Bank of Turkey A.S., 5.375%, 2/08/2021 (n)	527,000	537,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Export Credit Bank of Turkey A.S., 5%, 9/23/2021 (n)		$655,000	$655,693
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		3,726,000	3,520,638
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)		3,146,000	3,275,395
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		1,155,000	1,180,988
Magyar Export-Import Bank PLC, 4%, 1/30/2020		2,518,000	2,555,417
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)		1,817,000	1,844,001
Majapahit Holding B.V., 7.875%, 6/29/2037		2,000,000	2,415,000
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		2,898,000	2,800,193
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		2,519,000	2,544,190
ONGC Videsh Ltd., 4.625%, 7/15/2024		5,783,000	6,049,596
Pertamina PT, 4.875%, 5/03/2022 (n)		2,381,000	2,458,016
Pertamina PT, 4.3%, 5/20/2023 (n)		2,705,000	2,692,430
Pertamina PT, 5.625%, 5/20/2043 (n)		4,150,000	3,815,485
Pertamina PT, 6.45%, 5/30/2044 (n)		3,276,000	3,290,549
Petrobras Global Finance B.V., 8.375%, 5/23/2021		4,986,000	4,934,644
Petrobras Global Finance B.V., 8.75%, 5/23/2026		538,000	510,562
Petroleos Mexicanos, 4.25%, 1/15/2025		2,080,000	1,945,008
Petroleos Mexicanos, 5.625%, 1/23/2046		4,523,000	3,838,896
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/2022		559,500	528,727
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		2,533,000	2,645,468
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		3,060,000	3,012,607
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		2,765,000	2,753,605
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		1,301,000	1,376,328
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		2,087,000	2,150,027
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/2023 (n)		2,593,000	2,646,507
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	3,571,565
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,926,000	2,830,905
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/2019 (n)		2,725,000	2,864,656

			$120,469,584
Emerging Market Sovereign - 4.0%
Dominican Republic, 7.5%, 5/06/2021 (n)		$1,270,000	$1,393,825
Dominican Republic, 5.875%, 4/18/2024 (n)		1,706,000	1,740,120
Dominican Republic, 5.5%, 1/27/2025 (n)		1,211,000	1,204,945
Dominican Republic, 6.875%, 1/29/2026 (n)		432,000	465,480
Dominican Republic, 8.625%, 4/20/2027		2,335,000	2,708,600
Dominican Republic, 7.45%, 4/30/2044 (n)		860,000	909,450
Dominican Republic, 6.85%, 1/27/2045 (n)		975,000	967,688
Republic of Argentina, 6%, 12/29/2016		4,807,000	4,825,747
Republic of Argentina, 6.875%, 4/22/2021 (n)		6,587,000	6,899,883
Republic of Argentina, 7.5%, 4/22/2026 (n)		4,428,000	4,647,186
Republic of Cote d’Ivoire, 5.375%, 7/23/2024 (n)		2,567,000	2,342,901
Republic of Cote d’Ivoire, 6.375%, 3/03/2028 (n)		982,000	925,584
Republic of Croatia, 5.5%, 4/04/2023 (n)		3,210,000	3,370,500
Republic of Croatia, 6%, 1/26/2024 (n)		2,652,000	2,862,171
Republic of Croatia, 3%, 3/11/2025	EUR	4,500,000	4,692,129
Republic of Guatemala, 4.875%, 2/13/2028 (n)		$1,128,000	1,136,460
Republic of Hungary, 6.25%, 1/29/2020		2,470,000	2,750,345
Republic of Hungary, 6.375%, 3/29/2021		2,502,000	2,839,770
Republic of Hungary, 5.375%, 2/21/2023		2,930,000	3,223,410
Republic of Hungary, 5.75%, 11/22/2023		4,366,000	4,932,794
Republic of Hungary, 5.375%, 3/25/2024		5,344,000	5,918,480
Republic of Indonesia, 4.875%, 5/05/2021 (n)		1,278,000	1,367,745
Republic of Indonesia, 5.375%, 10/17/2023 (n)		3,600,000	3,966,055
Republic of Indonesia, 5.875%, 1/15/2024 (n)		2,730,000	3,085,285

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 4.125%, 1/15/2025 (n)	$2,232,000	$2,266,237
Republic of Indonesia, 4.75%, 1/08/2026 (n)	1,636,000	1,734,672
Republic of Indonesia, 6.75%, 1/15/2044 (n)	1,060,000	1,295,697
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)	4,262,000	4,172,668
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	4,356,000	4,583,601
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)	711,000	767,169
Republic of Lithuania, 6.625%, 2/01/2022 (n)	1,794,000	2,161,770
Republic of Panama, 4%, 9/22/2024	1,338,000	1,384,830
Republic of Panama, 3.75%, 3/16/2025	754,000	767,195
Republic of Panama, 3.875%, 3/17/2028	4,293,000	4,325,198
Republic of Paraguay, 4.625%, 1/25/2023 (n)	2,912,000	2,977,520
Republic of Paraguay, 6.1%, 8/11/2044 (n)	2,621,000	2,673,420
Republic of Sri Lanka, 6.85%, 11/03/2025	4,040,000	3,869,342
Republic of Turkey, 3.25%, 3/23/2023	2,486,000	2,322,197
Republic of Turkey, 7.375%, 2/05/2025	1,983,000	2,353,821
Republic of Venezuela, 9.25%, 9/15/2027	3,668,000	1,549,730
Republic of Venezuela, 7%, 3/31/2038	2,450,000	854,437
Russian Federation, 4.5%, 4/04/2022 (n)	1,800,000	1,870,614
Russian Federation, 4.875%, 9/16/2023	3,200,000	3,392,000
Russian Federation, 5.875%, 9/16/2043 (n)	4,000,000	4,324,408
Socialist Republic of Vietnam, 4.8%, 11/19/2024 (n)	3,555,000	3,624,849
State of Qatar, 3.25%, 6/02/2026 (z)	487,000	479,086
State of Qatar, 4.625%, 6/02/2046 (z)	284,000	283,645
United Mexican States, 3.625%, 3/15/2022	3,416,000	3,527,020
United Mexican States, 4%, 10/02/2023	1,672,000	1,743,060
United Mexican States, 3.6%, 1/30/2025	1,490,000	1,503,038
United Mexican States, 4.125%, 1/21/2026	3,607,000	3,760,298

		$133,744,075
Energy - Independent - 0.0%
Afren PLC, 15%, 4/25/2017 (a)(d)(p)	$388,334	$108,811
Afren PLC, 11.5%, 2/01/2017 (a)(d)(n)	200,000	1,000

		$109,811
Energy - Integrated - 0.5%
Inkia Energy Ltd., 8.375%, 4/04/2021	$3,013,000	$3,092,844
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)	3,562,000	3,510,907
Pacific Exploration and Production Corp., 5.625%, 1/19/2025 (n)	3,614,000	551,135
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021 (n)	2,923,000	445,758
Reliance Industries Ltd., 4.125%, 1/28/2025 (n)	4,120,000	4,192,051
Reliance Industries Ltd., 4.875%, 2/10/2045	3,150,000	3,064,084

		$14,856,779
Financial Institutions - 0.0%
Gruposura Finance, 5.5%, 4/29/2026 (n)	$724,000	$735,765

Food & Beverages - 0.4%
Central American Bottling Corp., 6.75%, 2/09/2022 (n)	$800,000	$833,000
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,145,000	1,289,728
Corporacion Lindley S.A., 6.75%, 11/23/2021	1,010,000	1,137,664
Corporacion Lindley S.A., 4.625%, 4/12/2023 (n)	150,000	152,250
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)	1,863,000	1,984,095
Gruma S.A.B. de C.V., 4.875%, 12/01/2024	1,925,000	2,050,125
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (z)	917,000	920,851
Mead Johnson Nutrition Co., 3%, 11/15/2020	4,000	4,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Minerva Luxembourg S.A., 7.75%, 1/31/2023 (n)	$3,330,000	$3,363,300

		$11,735,123
International Market Sovereign - 0.0%
Republic of Iceland, 5.875%, 5/11/2022 (n)	$1,406,000	$1,606,946

Internet - 0.1%
Baidu, Inc., 4.125%, 6/30/2025	$4,274,000	$4,417,794

Local Authorities - 0.2%
Buenos Aires Province, 7.5%, 6/01/2027 (n)	$1,989,000	$2,008,890
State of California (Build America Bonds), 7.6%, 11/01/2040	970,000	1,515,159
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,070,000	2,169,422
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	78,622

		$5,772,093
Metals & Mining - 0.1%
Southern Copper Corp., 5.875%, 4/23/2045	$2,984,000	$2,599,568

Mortgage-Backed - 8.6%
Fannie Mae, 3.99%, 7/01/2021	$827,689	$905,187
Fannie Mae, 2.62%, 5/01/2023	283,735	293,669
Fannie Mae, 3%, 10/01/2030	11,541,172	12,034,489
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	4,721,731	5,052,226
Fannie Mae, 4.5%, 7/01/2042 - 6/01/2044	4,930,870	5,376,077
Fannie Mae, 5.845%, 6/01/2016	1,520	1,518
Fannie Mae, 5.778%, 7/01/2016	14,417	14,372
Fannie Mae, 5.93%, 9/01/2016	98,563	98,491
Fannie Mae, 5.45%, 12/01/2016	110,000	110,297
Fannie Mae, 5.05%, 1/01/2017 - 8/01/2019	113,282	115,982
Fannie Mae, 6.5%, 2/01/2017 - 10/01/2037	148,213	171,137
Fannie Mae, 1.114%, 2/25/2017	868,016	868,129
Fannie Mae, 5.49%, 4/01/2017	33,186	34,197
Fannie Mae, 1.9%, 6/01/2017	184,154	184,979
Fannie Mae, 5.48%, 6/01/2017	68,183	69,028
Fannie Mae, 5.5%, 8/01/2017 - 4/01/2040	9,882,854	11,200,966
Fannie Mae, 2.71%, 11/01/2017	52,831	53,664
Fannie Mae, 3.311%, 12/01/2017	292,821	297,329
Fannie Mae, 6%, 12/01/2017 - 6/01/2038	701,644	801,375
Fannie Mae, 5.189%, 1/01/2018	27,040	27,662
Fannie Mae, 3.8%, 2/01/2018	196,392	202,551
Fannie Mae, 3.91%, 2/01/2018	133,865	138,174
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	34,137,258	36,513,500
Fannie Mae, 4.19%, 3/01/2018	102,364	106,156
Fannie Mae, 3.99%, 4/01/2018	150,000	155,823
Fannie Mae, 5.323%, 6/01/2018	282,709	299,079
Fannie Mae, 3.828%, 7/01/2018	189,988	198,571
Fannie Mae, 5%, 9/01/2018 - 3/01/2042	13,328,597	14,810,729
Fannie Mae, 2.578%, 9/25/2018	1,372,695	1,402,348
Fannie Mae, 5.1%, 3/01/2019	108,100	117,471
Fannie Mae, 5.51%, 3/01/2019	108,964	119,618
Fannie Mae, 5.08%, 4/01/2019	22,480	24,489
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	22,415,508	24,412,439
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	67,809	74,023
Fannie Mae, 4.839%, 8/01/2019	74,111	80,924

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.6%, 9/01/2019	$122,810	$133,052
Fannie Mae, 4.67%, 9/01/2019	27,424	29,859
Fannie Mae, 4.45%, 10/01/2019	85,558	92,688
Fannie Mae, 4.88%, 3/01/2020	449,118	478,291
Fannie Mae, 4.14%, 8/01/2020	40,282	43,849
Fannie Mae, 5.19%, 9/01/2020	95,182	103,367
Fannie Mae, 3.416%, 10/01/2020	810,188	866,732
Fannie Mae, 4.448%, 1/01/2021	1,025,653	1,120,971
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,293,839
Fannie Mae, 2.41%, 5/01/2023	238,840	244,219
Fannie Mae, 2.55%, 5/01/2023	206,306	212,672
Fannie Mae, 4.5%, 5/01/2025	28,173	30,162
Fannie Mae, 2.7%, 7/01/2025	680,000	696,123
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	8,986,701	9,374,409
Fannie Mae, 3.5%, 1/01/2042 - 10/01/2045	8,324,830	8,727,596
Fannie Mae, 3.5%, 4/01/2043	974,568	1,021,716
Fannie Mae, FRN, 0.796%, 5/25/2018	1,137,729	1,136,811
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	4,662,669	4,974,471
Freddie Mac, 6%, 8/01/2017 - 10/01/2038	937,430	1,071,243
Freddie Mac, 5%, 10/01/2017 - 6/01/2040	410,518	443,299
Freddie Mac, 3.154%, 2/25/2018	610,928	627,178
Freddie Mac, 2.699%, 5/25/2018	2,456,178	2,502,788
Freddie Mac, 2.412%, 8/25/2018	2,942,521	2,999,699
Freddie Mac, 2.303%, 9/25/2018	1,515,000	1,543,562
Freddie Mac, 2.323%, 10/25/2018	1,765,000	1,799,855
Freddie Mac, 1.72%, 1/25/2019	1,500,000	1,510,292
Freddie Mac, 2.13%, 1/25/2019	1,750,000	1,778,306
Freddie Mac, 2.086%, 3/25/2019	1,400,000	1,421,557
Freddie Mac, 5.085%, 3/25/2019	2,160,000	2,342,308
Freddie Mac, 1.883%, 5/25/2019	1,000,000	1,010,229
Freddie Mac, 2.456%, 8/25/2019	2,109,000	2,160,531
Freddie Mac, 4.186%, 8/25/2019	1,484,668	1,595,099
Freddie Mac, 4.251%, 1/25/2020	400,000	434,832
Freddie Mac, 4.224%, 3/25/2020	320,000	348,821
Freddie Mac, 3.808%, 8/25/2020	806,000	871,768
Freddie Mac, 3.034%, 10/25/2020	505,000	531,504
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,501,494
Freddie Mac, 2.791%, 1/25/2022	2,010,000	2,103,873
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,350,317
Freddie Mac, 2.682%, 10/25/2022	1,626,000	1,690,748
Freddie Mac, 2.51%, 11/25/2022	1,821,000	1,875,144
Freddie Mac, 3.32%, 2/25/2023	677,000	730,326
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,827,205
Freddie Mac, 3.3%, 4/25/2023	1,045,940	1,127,627
Freddie Mac, 3.06%, 7/25/2023	330,000	350,536
Freddie Mac, 3.458%, 8/25/2023	675,000	733,302
Freddie Mac, 4.5%, 9/01/2024 - 6/01/2041	2,820,401	3,081,428
Freddie Mac, 5.5%, 10/01/2024 - 6/01/2041	1,398,524	1,572,962
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,629,946
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,206,622
Freddie Mac, 3.329%, 5/25/2025	2,546,000	2,743,722
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	5,391,084	5,752,908
Freddie Mac, 3.01%, 7/25/2025	725,000	762,951
Freddie Mac, 2.745%, 1/25/2026	2,232,000	2,298,852
Freddie Mac, 3%, 11/01/2030 - 8/01/2045	14,160,835	14,641,489

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 6.5%, 5/01/2037	$35,858	$41,924
Freddie Mac, 3.5%, 12/01/2041 - 12/01/2045	23,860,288	24,978,564
Ginnie Mae, 3%, 2/15/2043	253,188	262,954
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	515,415	583,192
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	4,593,989	5,017,747
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	449,340	482,551
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	29,962,353	31,683,985
Ginnie Mae, 3%, 7/20/2043	1,827,105	1,896,090
Ginnie Mae, 5.612%, 4/20/2058	3,581	3,609
Ginnie Mae, 6.357%, 4/20/2058	6,996	7,540

		$285,879,975
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$4,855,690

Network & Telecom - 0.4%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/2020, FRN to 12/29/2049 (n)	$3,023,000	$2,690,470
Columbus International, Inc., 7.375%, 3/30/2021 (n)	2,592,000	2,717,064
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	3,281,000	3,213,506
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,428,408

		$12,049,448
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$4,044,361	$545,989

Other Banks & Diversified Financials - 0.4%
Banco de Bogota S.A., 6.25%, 5/12/2026 (z)	$1,700,000	$1,670,250
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)	4,079,000	4,017,815
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	1,152,000	1,162,324
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/2021 (n)	1,770,000	1,932,840
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	894,000	985,635
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)	2,082,000	2,014,335

		$11,783,199
Real Estate - Other - 0.0%
Trust F/1401, 5.25%, 1/30/2026 (n)	$614,000	$626,280

Restaurants - 0.0%
McDonald’s Corp., 2.75%, 12/09/2020	$453,000	$465,305

Retailers - 0.2%
Cencosud S.A., 4.875%, 1/20/2023 (n)	$3,733,000	$3,781,051
Cencosud S.A., 5.15%, 2/12/2025 (n)	1,744,000	1,770,947

		$5,551,998
Specialty Chemicals - 0.1%
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)	$3,247,000	$2,934,476

Supranational - 0.1%
Black Sea Trade and Development Bank, 4.875%, 5/06/2021 (n)	$532,000	$547,960
Inter-American Development Bank, 4.375%, 1/24/2044	511,000	638,110
West African Development Bank, 5.5%, 5/06/2021 (n)	2,283,000	2,337,678

		$3,523,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.6%
Comcel Trust, 6.875%, 2/06/2024 (n)	$2,895,000	$2,696,287
Digicel Group Ltd., 6%, 4/15/2021 (n)	2,253,000	1,995,888
Digicel Group Ltd., 7.125%, 4/01/2022	4,997,000	3,854,186
Digicel Group Ltd., 6.75%, 3/01/2023	2,373,000	2,088,240
Millicom International Cellular S.A., 4.75%, 5/22/2020 (n)	2,419,000	2,346,430
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)	2,582,000	2,558,475
MTS International Funding Ltd., 5%, 5/30/2023 (n)	2,819,000	2,811,953

		$18,351,459
Telephone Services - 0.2%
B Communications Ltd., 7.375%, 2/15/2021 (n)	$6,602,000	$7,064,140

Transportation - Services - 0.2%
HPHT Finance (15) Ltd., 2.875%, 3/17/2020 (n)	$5,862,000	$5,927,901

U.S. Government Agencies and Equivalents - 1.1%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$755,582
AID-Ukraine, 1.844%, 5/16/2019	1,290,000	1,302,730
AID-Ukraine, 1.847%, 5/29/2020	1,680,000	1,701,118
Fannie Mae, 1.125%, 4/27/2017	5,500,000	5,516,929
Fannie Mae, 0.875%, 5/21/2018	4,000,000	3,994,244
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,839,856
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,611,443
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	1,011,219
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,160,510
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	431,396
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,062,242
Private Export Funding Corp., 1.875%, 7/15/2018	850,000	862,506
Small Business Administration, 6.34%, 5/01/2021	30,671	33,237
Small Business Administration, 6.07%, 3/01/2022	33,788	36,479
Small Business Administration, 5.16%, 2/01/2028	121,754	135,540
Small Business Administration, 2.21%, 2/01/2033	327,743	329,668
Small Business Administration, 2.22%, 3/01/2033	621,225	626,033
Small Business Administration, 3.15%, 7/01/2033	700,359	734,679
Small Business Administration, 3.16%, 8/01/2033	807,287	846,566
Small Business Administration, 3.62%, 9/01/2033	681,809	736,730
Tennessee Valley Authority, 1.75%, 10/15/2018	863,000	877,013

		$35,605,720
U.S. Treasury Obligations - 7.7%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$153,799
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	4,046,416
U.S. Treasury Bonds, 4.5%, 2/15/2036	594,000	812,689
U.S. Treasury Bonds, 4.375%, 2/15/2038	346,000	466,587
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,620,000	6,322,544
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	10,115,939
U.S. Treasury Bonds, 2.875%, 5/15/2043	22,065,500	23,265,312
U.S. Treasury Bonds, 2.5%, 2/15/2045	6,834,000	6,648,737
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	7,248,889	7,207,831
U.S. Treasury Notes, 0.875%, 12/31/2016	23,778,000	23,817,947
U.S. Treasury Notes, 0.75%, 6/30/2017	7,470,000	7,469,417
U.S. Treasury Notes, 2.625%, 4/30/2018	1,752,000	1,810,445
U.S. Treasury Notes, 2.75%, 2/15/2019	46,949,000	49,184,571
U.S. Treasury Notes, 3.125%, 5/15/2019	1,116,000	1,184,268
U.S. Treasury Notes, 1%, 6/30/2019	27,606,000	27,577,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.625%, 8/15/2020	$6,082,000	$6,412,946
U.S. Treasury Notes, 2%, 11/30/2020	22,044,000	22,686,384
U.S. Treasury Notes, 3.125%, 5/15/2021	9,191,000	9,958,237
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,995,894
U.S. Treasury Notes, 2.5%, 8/15/2023	14,531,000	15,365,399
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,455,169
U.S. Treasury Notes, 2.5%, 5/15/2024	8,512,000	9,003,764
U.S. Treasury Notes, 2%, 8/15/2025	8,867,000	8,997,930

		$254,960,177
Utilities - Electric Power - 0.9%
AES Gener S.A., 5%, 7/14/2025 (n)	$4,759,000	$4,881,259
E.CL S.A., 5.625%, 1/15/2021	2,177,000	2,393,705
E.CL S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,904,275
Empresa Electrica Angamos S.A., 4.875%, 5/25/2029 (n)	4,107,000	3,896,611
Empresa Electrica Guacolda S.A., 4.56%, 4/30/2025 (z)	6,270,000	5,811,751
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/2024	1,625,000	1,693,612
Greenko Dutch B.V., 8%, 8/01/2019 (n)	2,261,000	2,436,228
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	950,000	955,359
Transelec S.A., 4.625%, 7/26/2023 (n)	2,780,000	2,891,061
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,664,540

		$30,528,401
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)	$3,039,000	$3,010,130
Total Bonds		$1,057,463,998

Common Stocks - 34.6%
Aerospace - 0.1%
Northrop Grumman Corp.	13,819	$2,938,887

Airlines - 0.1%
Air Canada (a)	554,483	$4,071,889

Alcoholic Beverages - 0.1%
AmBev S.A., ADR	371,370	$1,953,406

Apparel Manufacturers - 0.1%
Li & Fung Ltd.	6,258,000	$3,189,098

Automotive - 0.5%
General Motors Co.	261,362	$8,175,403
Magna International, Inc.	219,749	8,923,349

		$17,098,752
Biotechnology - 0.2%
Gilead Sciences, Inc.	63,097	$5,493,225

Broadcasting - 0.2%
ProSiebenSat.1 Media SE	159,305	$8,009,073

Business Services - 0.2%
Global Payments, Inc.	67,637	$5,254,719

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 0.5%
LyondellBasell Industries N.V., “A”	160,050	$13,021,668
Yara International ASA	99,624	3,592,876

		$16,614,544
Computer Software - 0.1%
Aspen Technology, Inc. (a)	76,632	$2,921,212

Computer Software - Systems - 0.2%
Hon Hai Precision Industry Co. Ltd.	3,299,000	$8,082,867

Construction - 0.3%
Bellway PLC	54,285	$2,148,785
Owens Corning	137,063	6,999,807

		$9,148,592
Consumer Products - 0.6%
Procter & Gamble Co.	65,760	$5,329,190
Svenska Cellulosa Aktiebolaget	462,174	14,793,823

		$20,123,013
Electrical Equipment - 0.5%
Siemens AG	153,495	$16,530,397

Electronics - 0.8%
Intel Corp.	195,571	$6,178,088
Samsung Electronics Co. Ltd.	8,520	9,208,726
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	464,740	11,488,373

		$26,875,187
Energy - Independent - 0.5%
EOG Resources, Inc.	24,645	$2,005,117
Valero Energy Corp.	292,633	16,007,025

		$18,012,142
Energy - Integrated - 1.6%
BP PLC	1,704,138	$8,817,602
China Petroleum & Chemical Corp.	12,604,000	8,596,493
Exxon Mobil Corp.	79,347	7,063,470
Lukoil PJSC, ADR	68,596	2,623,797
OAO Gazprom, ADR	767,444	3,355,265
OAO Gazprom, ADR	16,111	70,083
Royal Dutch Shell PLC, “A”	374,061	8,979,858
Royal Dutch Shell PLC, “B”	372,203	8,951,427
TOTAL S.A. (l)	111,552	5,420,868

		$53,878,863
Engineering - Construction - 0.3%
Bouygues	83,668	$2,718,321
VINCI S.A.	108,405	8,152,491

		$10,870,812
Food & Beverages - 1.0%
Bunge Ltd.	74,786	$5,015,897
General Mills, Inc.	225,686	14,168,567
Nestle S.A.	24,400	1,801,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Tyson Foods, Inc., “A”	164,521	$10,493,149

		$31,479,384
Food & Drug Stores - 0.2%
Alimentation Couche-Tard, Inc.	110,821	$4,876,175
Wesfarmers Ltd.	60,733	1,780,042

		$6,656,217
Gaming & Lodging - 0.1%
Sands China Ltd.	961,600	$3,674,100

General Merchandise - 0.2%
Target Corp.	82,597	$5,681,022

Insurance - 1.0%
MetLife, Inc.	168,090	$7,656,500
Prudential Financial, Inc.	91,082	7,218,249
Swiss Re Ltd.	107,924	9,695,788
Validus Holdings Ltd.	105,708	5,146,923
Zurich Insurance Group AG	17,207	4,163,263

		$33,880,723
Internet - 0.1%
Facebook, Inc., “A “ (a)	27,664	$3,286,760

Major Banks - 0.9%
BNP Paribas	48,908	$2,708,086
BOC Hong Kong Holdings Ltd.	3,671,000	11,264,635
HSBC Holdings PLC	1,742,281	11,230,537
Toronto-Dominion Bank	97,145	4,230,717

		$29,433,975
Medical & Health Technology & Services - 0.1%
HCA Holdings, Inc. (a)	39,621	$3,091,230

Metals & Mining - 0.3%
Rio Tinto PLC	342,792	$9,644,178

Natural Gas - Distribution - 0.3%
Engie	729,178	$11,232,724

Oil Services - 0.3%
Technip	168,361	$9,241,771

Other Banks & Diversified Financials - 0.7%
Agricultural Bank of China	5,337,000	$1,952,888
China Construction Bank	12,742,000	8,226,912
DBS Group Holdings Ltd.	816,000	9,155,229
UBS Group AG	301,487	4,658,793

		$23,993,822
Pharmaceuticals - 2.6%
Bayer AG	19,735	$1,880,276
Bristol-Myers Squibb Co.	81,527	5,845,486
Eli Lilly & Co.	194,140	14,566,324

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Johnson & Johnson	49,252	$5,550,208
Merck & Co., Inc.	471,135	26,506,055
Novartis AG	242,376	19,238,900
Roche Holding AG	30,422	7,985,010
Teva Pharmaceutical Industries Ltd., ADR	95,637	4,960,691

		$86,532,950
Printing & Publishing - 0.0%
Quad/Graphics, Inc.	3	$58

Real Estate - 15.3%
Alexandria Real Estate Equities, Inc., REIT	186,114	$18,034,447
AvalonBay Communities, Inc., REIT	132,978	23,920,083
Boardwalk, REIT	239,440	9,697,379
Colony Starwood Homes, REIT	679,630	18,499,529
Corporate Office Properties Trust, REIT	763,072	20,625,836
DDR Corp., REIT	894,829	15,400,007
Equity Commonwealth, REIT (a)	476,204	13,757,534
Equity Lifestyle Properties, Inc., REIT	230,294	16,880,550
Federal Realty Investment Trust, REIT	93,794	14,368,303
Gramercy Property Trust, Inc., REIT	2,497,850	22,305,801
Medical Properties Trust, Inc., REIT	1,851,983	27,224,150
Mid-America Apartment Communities, Inc., REIT	197,040	20,293,150
OUTFRONT Media, Inc., REIT	262,553	5,839,179
Public Storage, Inc., REIT	140,533	35,654,627
Rexford Industrial Realty, Inc., REIT	1,064,333	21,180,227
Simon Property Group, Inc., REIT	304,688	60,218,536
Sovran Self Storage, Inc., REIT	139,331	15,085,367
STAG Industrial, Inc., REIT	412,079	8,797,887
Starwood Property Trust, Inc., REIT	716,000	14,763,920
Store Capital Corp., REIT	503,881	12,864,082
Tanger Factory Outlet Centers, Inc., REIT	597,915	21,058,566
Urban Edge Properties, REIT	493,275	13,244,434
Ventas, Inc., REIT	261,949	17,375,077
Vornado Realty Trust, REIT	258,292	24,672,052
Weyerhaeuser Co., REIT	484,787	15,270,791
WP GLIMCHER, Inc., REIT	1,964,611	20,078,324

		$507,109,838
Restaurants - 0.1%
Greggs PLC	202,553	$3,306,253

Specialty Chemicals - 0.2%
PTT Global Chemical PLC	4,598,000	$7,657,971

Specialty Stores - 0.3%
American Eagle Outfitters, Inc.	262,015	$4,097,915
GameStop Corp., “A” (l)	117,916	3,431,356
Just Eat PLC (a)	345,806	2,276,855

		$9,806,126
Telecommunications - Wireless - 0.6%
Advanced Info Service PLC	396,200	$1,829,895
American Tower Corp., REIT	107,426	11,363,522

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
Vodafone Group PLC	1,851,759	$6,191,386

		$19,384,803
Telephone Services - 1.0%
British Telecom Group, PLC	2,553,913	$16,378,994
Nippon Telegraph & Telephone Corp.	99,000	4,320,627
TDC A.S.	952,994	4,770,174
Verizon Communications, Inc.	126,251	6,426,176

		$31,895,971
Tobacco - 1.4%
Altria Group, Inc.	363,233	$23,116,148
Imperial Brands PLC	67,495	3,676,618
Philip Morris International, Inc.	144,643	14,273,371
Reynolds American, Inc.	117,430	5,836,271

		$46,902,408
Utilities - Electric Power - 1.0%
American Electric Power Co., Inc.	297,317	$19,245,329
Endesa S.A.	258,897	5,323,381
Korea Electric Power Corp.	108,667	5,727,054
Xcel Energy, Inc.	49,059	2,029,571

		$32,325,335
Total Common Stocks		$1,147,284,297

Convertible Preferred Stocks - 0.4%
Pharmaceuticals - 0.1%
Allergan PLC, 5.5%	$2,056	$1,736,621

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%	$17,281	$1,700,796

Utilities - Electric Power - 0.2%
Exelon Corp., 6.5%	$239,103	$11,290,444
Total Convertible Preferred Stocks		$14,727,861
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate - June 2016 @ $64	3,500	$3,500
iShares Dow Jones U.S. Real Estate - June 2016 @ $65	4,000	4,000
iShares Dow Jones U.S. Real Estate - September 2016 @ $58	4,000	40,000
iShares Dow Jones U.S. Real Estate - September 2016 @ $60	3,500	49,000
iShares Dow Jones U.S. Real Estate - January 2017 @ $68	4,200	709,800
Total Put Options Purchased		$806,300
Issuer	Shares/Par
Underlying Affiliated Funds - 31.7%
MFS High Yield Pooled Portfolio (v)	118,100,006	$1,049,909,051

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	45,047,899	$45,047,899

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned - 0.3%
JPMorgan Prime Money Market Fund, 0.43%, at Net Asset Value (j)	8,268,069	$8,268,069
Total Investments		$3,323,507,475

Other Assets, Less Liabilities - (0.3)%		(10,827,579)
Net Assets - 100.0%		$3,312,679,896

(a)	Non-income producing security.
(d)	In default.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $291,858,214, representing 8.8% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco de Bogota S.A., 6.25%, 5/12/2026	5/09/16	$1,669,231	$1,670,250
Empresa Electrica Guacolda S.A., 4.56%, 4/30/2025	4/23/15	6,266,798	5,811,751
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023	5/25/16	904,987	920,851
State of Qatar, 3.25%, 6/02/2026	5/25/16	481,950	479,086
State of Qatar, 4.625%, 6/02/2046	5/25/16	277,201	283,645
Total Restricted Securities			$9,165,583
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/16

Forward Foreign Currency Exchange Contracts at 5/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Deutsche Bank AG	4,483,236	7/15/16	$5,115,395	$4,996,044	$119,351

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$797,578,215	$802,300	$—	$798,380,515
United Kingdom	81,602,494	—	—	81,602,494
Switzerland	47,543,524	—	—	47,543,524
France	39,474,261	—	—	39,474,261
Canada	31,799,509	—	—	31,799,509
Germany	26,419,746	—	—	26,419,746
Taiwan	11,488,373	8,082,867	—	19,571,240
China	8,596,493	10,179,800	—	18,776,293
Hong Kong	3,189,098	14,938,735	—	18,127,833
Other Countries	41,443,496	39,679,544	—	81,123,040
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	293,372,706	—	293,372,706
Non-U.S. Sovereign Debt	—	259,344,352	—	259,344,352
U.S. Corporate Bonds	—	10,005,078	—	10,005,078
Residential Mortgage-Backed Securities	—	285,879,980	—	285,879,980
Commercial Mortgage-Backed Securities	—	18,349,622	—	18,349,622
Asset-Backed Securities (including CDOs)	—	3,907,557	—	3,907,557
Foreign Bonds	—	186,495,895	108,811	186,604,706
Mutual Funds	1,103,225,019	—	—	1,103,225,019
Total Investments	$2,192,360,228	$1,131,038,436	$108,811	$3,323,507,475

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$119,351	$—	$119,351

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets and liabilities.

Of the level 2 investments presented above, equity investments amounting to $12,832,829 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $216,780,930 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Corporate Bonds
Balance as of 2/29/16	$—
Change in unrealized appreciation (depreciation)	(1,864)
Transfers into level 3	110,675
Balance as of 5/31/16	$108,811

The net change in unrealized appreciation (depreciation) from investments held as level 3 at May 31, 2016 is $(1,864). At May 31, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,321,302,702
Gross unrealized appreciation	174,685,478
Gross unrealized depreciation	(172,480,705)
Net unrealized appreciation (depreciation)	$2,204,773

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	114,536,783	4,479,747	(916,524)	118,100,006
MFS Institutional Money Market Portfolio	88,669,227	137,777,846	(181,399,174)	45,047,899

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(852,774)	$—	$17,001,293	$1,049,909,051
MFS Institutional Money Market Portfolio	—	—	68,998	45,047,899

	$(852,774)	$—	$17,070,291	$1,094,956,950

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2016, are as follows:

United States	70.7%
United Kingdom	2.9%
Mexico	2.3%
Canada	2.1%
Chile	1.6%
Switzerland	1.5%
France	1.3%
China	1.3%
Germany	1.3%
Other Countries	15.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

May 31, 2016

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 97.0%
Agency - Other - 3.8%
Financing Corp., 10.7%, 10/06/2017	$14,360,000	$16,243,135
Financing Corp., 9.4%, 2/08/2018	11,750,000	13,407,573
Financing Corp., 9.8%, 4/06/2018	14,975,000	17,395,933
Financing Corp., 10.35%, 8/03/2018	15,165,000	18,195,665
Financing Corp., STRIPS, 0%, 11/30/2017	18,780,000	18,513,305

		$83,755,611
Asset-Backed & Securitized - 4.3%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$1,000,000	$1,027,478
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	3,257,531	3,298,015
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.904%, 12/17/2018	3,053,575	3,056,347
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	6,919,576	6,984,402
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,080,556
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,195,644
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,359,232
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,733,347
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.942%, 9/15/2039	3,858,500	3,984,943
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.7%, 6/15/2039	4,878,716	4,924,579
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.942%, 9/15/2039	4,632,039	4,784,721
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,626,805
CWCapital Cobalt Ltd., “A4”, FRN, 5.763%, 5/15/2046	6,325,639	6,513,305
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 1.878%, 7/17/2023 (n)	4,369,000	4,352,635
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.034%, 8/15/2020	2,875,000	2,865,207
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.813%, 1/19/2025 (n)	4,622,359	4,563,979
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,500,000	5,752,281
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/2051	110,212	110,077
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.743%, 6/15/2049	9,239,502	9,410,461
Morgan Stanley Capital I Trust, “AM”, FRN, 5.681%, 4/15/2049	5,336,000	5,305,825
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,850,770
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,242,213

		$96,022,822
Automotive - 0.3%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$2,611,000	$2,646,517
Hyundai Capital America, 2%, 3/19/2018 (n)	3,122,000	3,126,567
Hyundai Capital America, 2.4%, 10/30/2018 (n)	654,000	660,346

		$6,433,430
Business Services - 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$4,048,000	$4,148,994

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$1,724,650

Computer Software - Systems - 0.2%
Apple, Inc., 3.25%, 2/23/2026	$5,398,000	$5,599,955

Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$3,719,000	$3,814,333

Food & Beverages - 0.0%
Mead Johnson Nutrition Co., 3%, 11/15/2020	$17,000	$17,466

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.6%
State of California (Build America Bonds), 7.6%, 11/01/2040	$4,220,000	$6,591,724
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,750,000	2,882,083
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,603,490

		$13,077,297
Mortgage-Backed - 48.9%
Fannie Mae, 3%, 10/01/2030	$18,115,845	$18,890,190
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	20,885,944	22,350,743
Fannie Mae, 4.5%, 6/01/2044	6,267,356	6,829,964
Fannie Mae, 5.778%, 7/01/2016	230,668	229,961
Fannie Mae, 6.5%, 11/01/2016 - 10/01/2037	3,156,594	3,648,264
Fannie Mae, 5.27%, 12/01/2016	600,503	602,548
Fannie Mae, 5.45%, 12/01/2016	690,000	691,866
Fannie Mae, 5.05%, 1/01/2017 - 8/01/2019	2,815,329	2,893,304
Fannie Mae, 5.06%, 1/01/2017	1,686,075	1,695,546
Fannie Mae, 5.599%, 1/01/2017	12,251	12,250
Fannie Mae, 5.49%, 4/01/2017	720,614	742,555
Fannie Mae, 5.38%, 5/01/2017	1,815,568	1,848,003
Fannie Mae, 1.9%, 6/01/2017	764,240	767,664
Fannie Mae, 5.5%, 8/01/2017 - 12/01/2038	34,140,095	38,456,081
Fannie Mae, 6%, 8/01/2017 - 12/01/2037	8,710,562	9,976,035
Fannie Mae, 3.311%, 12/01/2017	2,928,208	2,973,291
Fannie Mae, 5.189%, 1/01/2018	100,825	103,145
Fannie Mae, 3.8%, 2/01/2018	1,612,624	1,663,201
Fannie Mae, 3.91%, 2/01/2018	1,605,327	1,657,009
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	129,234,817	138,207,091
Fannie Mae, 4.19%, 3/01/2018	851,484	883,027
Fannie Mae, 3.99%, 4/01/2018	1,600,000	1,662,109
Fannie Mae, 5.37%, 5/01/2018	1,812,775	1,912,466
Fannie Mae, 2.578%, 9/25/2018	8,827,933	9,018,631
Fannie Mae, 5.6%, 1/01/2019	997,238	1,081,253
Fannie Mae, 5.47%, 2/01/2019	360,788	394,739
Fannie Mae, 5.1%, 3/01/2019	365,422	397,101
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	36,625,423	40,536,901
Fannie Mae, 5.08%, 4/01/2019	742,252	808,592
Fannie Mae, 5.28%, 4/01/2019	629,446	688,982
Fannie Mae, 4.84%, 5/01/2019	635,642	688,669
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	92,785,952	101,007,387
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	1,493,682	1,630,162
Fannie Mae, 4.839%, 8/01/2019	3,425,622	3,740,512
Fannie Mae, 4.67%, 9/01/2019	1,155,717	1,258,328
Fannie Mae, 4.94%, 9/01/2019	397,102	434,912
Fannie Mae, 4.88%, 3/01/2020	561,313	597,775
Fannie Mae, 4.14%, 8/01/2020	1,352,256	1,471,982
Fannie Mae, 5.19%, 9/01/2020	1,718,403	1,866,164
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,724,804
Fannie Mae, 2.41%, 5/01/2023	1,544,879	1,579,668
Fannie Mae, 2.55%, 5/01/2023	1,332,474	1,373,586
Fannie Mae, 2.59%, 5/01/2023	844,061	872,120
Fannie Mae, 4.5%, 5/01/2025	480,208	514,119
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	59,606,229	62,173,784
Fannie Mae, 3.5%, 1/01/2042 - 10/01/2045	21,131,214	22,173,274
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	10,538,372	11,047,842
Fannie Mae, FRN, 0.796%, 5/25/2018	4,388,278	4,384,736
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	18,174,941	19,389,067

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 6%, 8/01/2017 - 10/01/2038	$6,885,977	$7,789,609
Freddie Mac, 3.154%, 2/25/2018	4,982,499	5,115,031
Freddie Mac, 2.412%, 8/25/2018	7,232,701	7,373,245
Freddie Mac, 5%, 9/01/2018 - 7/01/2041	13,658,805	15,106,297
Freddie Mac, 2.303%, 9/25/2018	2,438,882	2,484,862
Freddie Mac, 2.323%, 10/25/2018	4,783,000	4,877,453
Freddie Mac, 2.13%, 1/25/2019	10,400,000	10,568,218
Freddie Mac, 5.085%, 3/25/2019	6,865,000	7,444,420
Freddie Mac, 1.883%, 5/25/2019	1,100,000	1,111,252
Freddie Mac, 2.456%, 8/25/2019	4,923,000	5,043,288
Freddie Mac, 4.186%, 8/25/2019	2,800,000	3,008,267
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,376,471
Freddie Mac, 2.313%, 3/25/2020	6,978,000	7,142,663
Freddie Mac, 4.224%, 3/25/2020	4,281,146	4,666,736
Freddie Mac, 3.808%, 8/25/2020	2,877,000	3,111,758
Freddie Mac, 3.034%, 10/25/2020	5,417,000	5,701,304
Freddie Mac, 2.856%, 1/25/2021	4,724,000	4,946,344
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	9,150,179	10,277,289
Freddie Mac, 2.791%, 1/25/2022	6,917,000	7,240,043
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,937,457
Freddie Mac, 2.682%, 10/25/2022	2,394,000	2,489,330
Freddie Mac, 4.5%, 11/01/2022 - 6/01/2041	11,175,325	12,148,188
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,837,429
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,967,728
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,673,439
Freddie Mac, 3.3%, 4/25/2023	4,629,861	4,991,450
Freddie Mac, 3.06%, 7/25/2023	2,074,000	2,203,065
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,997,318
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,104,444
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,345,695
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,724,801
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	21,823,997	23,278,741
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,789,770
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,823,595
Freddie Mac, 3%, 11/01/2030 - 8/01/2045	54,396,928	56,341,569
Freddie Mac, 6.5%, 5/01/2037	781,400	913,600
Freddie Mac, 3.5%, 12/01/2041 - 12/01/2045	89,955,635	94,220,418
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	7,042,248	7,931,352
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	18,316,179	20,228,806
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	3,966,073	4,257,823
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	99,144,160	104,876,205
Ginnie Mae, 3%, 7/20/2043	10,636,495	11,038,092
Ginnie Mae, 5.612%, 4/20/2058	133,661	134,716
Ginnie Mae, 6.357%, 4/20/2058	165,730	178,626

		$1,087,369,610
Other Banks & Diversified Financials - 0.2%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$4,332,483

Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$1,587,000	$1,630,109

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,491,497

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 3.0%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,216,939
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,342,750
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,290,853
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,667,744
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	7,004,958
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,730,732
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,227,596
Private Export Funding Corp., 1.875%, 7/15/2018	5,330,000	5,408,420
Small Business Administration, 6.35%, 4/01/2021	191,271	207,200
Small Business Administration, 6.34%, 5/01/2021	199,360	216,039
Small Business Administration, 6.44%, 6/01/2021	184,970	200,087
Small Business Administration, 6.625%, 7/01/2021	214,139	232,546
Small Business Administration, 6.07%, 3/01/2022	245,203	264,733
Small Business Administration, 4.98%, 11/01/2023	359,491	391,811
Small Business Administration, 4.89%, 12/01/2023	764,420	823,128
Small Business Administration, 4.77%, 4/01/2024	855,350	913,345
Small Business Administration, 5.52%, 6/01/2024	442,865	483,626
Small Business Administration, 4.99%, 9/01/2024	753,683	814,411
Small Business Administration, 4.86%, 10/01/2024	480,038	514,102
Small Business Administration, 4.86%, 1/01/2025	978,701	1,048,775
Small Business Administration, 5.11%, 4/01/2025	734,005	798,121
Small Business Administration, 2.21%, 2/01/2033	2,608,158	2,623,478
Small Business Administration, 2.22%, 3/01/2033	4,737,330	4,773,995
Small Business Administration, 3.15%, 7/01/2033	4,385,678	4,600,592
Small Business Administration, 3.16%, 8/01/2033	1,614,573	1,693,133
Small Business Administration, 3.62%, 9/01/2033	1,704,522	1,841,826
Tennessee Valley Authority, 1.75%, 10/15/2018	4,231,000	4,299,699
U.S. Department of Housing & Urban Development, 6.36%, 8/01/2016	125,000	125,518
U.S. Department of Housing & Urban Development, 6.59%, 8/01/2016	138,000	138,045

		$65,894,202
U.S. Treasury Obligations - 34.9%
U.S. Treasury Bonds, 7.5%, 11/15/2016	$3,421,000	$3,528,166
U.S. Treasury Bonds, 6.25%, 8/15/2023	1,445,000	1,898,707
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	8,145,594
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,430,306
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,350,216
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,438,000	3,327,204
U.S. Treasury Bonds, 5%, 5/15/2037	4,133,000	6,030,142
U.S. Treasury Bonds, 4.375%, 2/15/2038	9,535,000	12,858,100
U.S. Treasury Bonds, 4.5%, 8/15/2039	46,334,300	63,409,231
U.S. Treasury Bonds, 3.125%, 2/15/2043	28,535,600	31,589,794
U.S. Treasury Bonds, 2.875%, 5/15/2043	31,247,500	32,946,583
U.S. Treasury Bonds, 2.5%, 2/15/2045	38,172,000	37,137,195
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	27,691,799	27,534,952
U.S. Treasury Notes, 0.875%, 12/31/2016	101,987,000	102,158,338
U.S. Treasury Notes, 4.75%, 8/15/2017	11,447,000	11,994,304
U.S. Treasury Notes, 2.625%, 4/30/2018	26,085,000	26,955,170
U.S. Treasury Notes, 2.75%, 2/15/2019	19,471,600	20,398,779
U.S. Treasury Notes, 1%, 6/30/2019	97,559,000	97,459,880
U.S. Treasury Notes, 2.625%, 8/15/2020	32,222,000	33,975,328
U.S. Treasury Notes, 2%, 11/30/2020	6,679,000	6,873,633
U.S. Treasury Notes, 3.125%, 5/15/2021 (f)	63,935,000	69,272,102
U.S. Treasury Notes, 1.75%, 5/15/2022	27,267,000	27,590,796
U.S. Treasury Notes, 2.5%, 8/15/2023	80,859,000	85,502,086

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.75%, 2/15/2024	$8,033,000	$8,646,769
U.S. Treasury Notes, 2.5%, 5/15/2024	30,836,000	32,617,488
U.S. Treasury Notes, 2%, 8/15/2025	18,636,000	18,911,179

		$775,542,042
Utilities - Electric Power - 0.1%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	$3,358,000	$3,376,942
Total Bonds		$2,156,231,443

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	70,125,504	$70,125,504
Total Investments		$2,226,356,947

Other Assets, Less Liabilities - (0.1)%		(2,474,031)
Net Assets - 100.0%		$2,223,882,916

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,036,010, representing 0.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Futures Contracts at 5/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	15	$2,449,688	September - 2016	$16,471

At May 31, 2016, the fund had liquid securities with an aggregate value of $59,591 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$925,191,855	$—	$925,191,855
Non-U.S. Sovereign Debt	—	3,491,497	—	3,491,497
U.S. Corporate Bonds	—	36,036,263	—	36,036,263
Residential Mortgage-Backed Securities	—	1,087,369,610	—	1,087,369,610
Commercial Mortgage-Backed Securities	—	81,184,654	—	81,184,654
Asset-Backed Securities (including CDOs)	—	14,838,168	—	14,838,168
Foreign Bonds	—	8,119,396	—	8,119,396
Mutual Funds	70,125,504	—	—	70,125,504
Total Investments	$70,125,504	$2,156,231,443	$—	$2,226,356,947

Other Financial Instruments
Futures Contracts	$16,471	$—	$—	$16,471

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,191,205,168
Gross unrealized appreciation	59,296,571
Gross unrealized depreciation	(24,144,792)
Net unrealized appreciation (depreciation)	$35,151,779

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	163,241,753	119,052,138	(212,168,387)	70,125,504

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$105,120	$70,125,504

7

QUARTERLY REPORT

May 31, 2016

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.0%
Aerospace - 0.9%
ManTech International Corp., “A”	113,977	$4,095,186

Apparel Manufacturers - 0.6%
Sequential Brands Group, Inc. (a)	360,166	$2,902,938

Automotive - 0.4%
Fenix Parts, Inc. (a)	443,708	$1,717,150

Brokerage & Asset Managers - 2.0%
NASDAQ, Inc.	84,295	$5,564,313
Raymond James Financial, Inc.	76,701	4,300,625

		$9,864,938
Business Services - 6.1%
Forrester Research, Inc.	109,086	$4,015,456
PRA Group, Inc. (a)	110,827	3,048,851
RE/MAX Holdings, Inc., “A”	139,702	5,642,564
Resources Connection, Inc.	337,596	5,259,746
Siteone Landscape Supply, Inc. (a)	140,843	3,961,914
Travelport Worldwide Ltd.	323,870	4,288,039
Univar, Inc. (a)	177,471	3,311,609

		$29,528,179
Chemicals - 0.5%
Ingevity Corp. (a)	88,340	$2,574,228

Computer Software - 0.2%
Rovi Corp. (a)	65,365	$1,098,786

Computer Software - Systems - 2.7%
Model N, Inc. (a)	218,258	$2,684,573
NICE Systems Ltd., ADR	112,010	7,167,520
Verint Systems, Inc. (a)	99,107	3,269,540

		$13,121,633
Construction - 4.7%
Armstrong World Industries, Inc. (a)	86,535	$3,578,222
Beacon Roofing Supply, Inc. (a)	56,195	2,424,814
Owens Corning	126,610	6,465,973
Toll Brothers, Inc. (a)	132,193	3,853,426
TopBuild Corp. (a)	174,535	6,307,695

		$22,630,130
Consumer Products - 1.0%
Sensient Technologies Corp.	72,250	$4,928,895

Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	57,537	$2,200,215

Containers - 2.7%
Berry Plastics Group, Inc. (a)	81,574	$3,195,254
Graphic Packaging Holding Co.	378,879	5,076,979

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - continued
Multi Packaging Solutions International Ltd. (a)	294,458	$4,658,326

		$12,930,559
Electrical Equipment - 3.3%
Advanced Drainage Systems, Inc.	107,679	$2,617,676
MSC Industrial Direct Co., Inc., “A”	81,474	6,106,476
TriMas Corp. (a)	208,646	3,565,760
WESCO International, Inc. (a)	67,350	3,928,526

		$16,218,438
Electronics - 2.0%
Plexus Corp. (a)	168,191	$7,386,949
Ultratech, Inc. (a)	109,357	2,494,433

		$9,881,382
Energy - Independent - 1.6%
Cabot Oil & Gas Corp.	108,629	$2,603,837
Energen Corp.	103,140	4,911,527

		$7,515,364
Engineering - Construction - 0.5%
GMS, Inc. (a)	113,925	$2,598,629

Entertainment - 1.7%
International Speedway Corp.	103,160	$3,412,533
Parques Reunidos Servicios Centrales S.A.U. (a)	278,790	4,621,917

		$8,034,450
Food & Drug Stores - 0.7%
United Natural Foods, Inc. (a)	84,179	$3,136,510

Health Maintenance Organizations - 0.5%
Molina Healthcare, Inc. (a)	53,194	$2,576,185

Insurance - 7.6%
Allied World Assurance Co.	218,408	$8,098,569
Aspen Insurance Holdings Ltd.	103,757	4,964,772
Everest Re Group Ltd.	28,226	5,055,559
Hanover Insurance Group, Inc.	54,984	4,766,013
Safety Insurance Group, Inc.	83,969	4,988,598
Stewart Information Services Corp.	95,072	3,538,580
Third Point Reinsurance Ltd. (a)	268,614	3,142,784
Validus Holdings Ltd.	51,077	2,486,939

		$37,041,814
Leisure & Toys - 0.6%
Brunswick Corp.	61,161	$2,927,777

Machinery & Tools - 4.9%
Allison Transmission Holdings, Inc.	210,777	$5,920,726
Columbus McKinnon Corp.	127,927	1,916,346
Douglas Dynamics, Inc.	113,332	2,461,571
Herman Miller, Inc.	126,228	3,996,378
Joy Global, Inc.	79,118	1,347,380
Regal Beloit Corp.	94,252	5,384,617

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
SPX FLOW, Inc. (a)	96,077	$2,879,428

		$23,906,446
Major Banks - 1.7%
Huntington Bancshares, Inc.	796,267	$8,320,990

Medical & Health Technology & Services - 4.0%
Community Health Systems, Inc. (a)	187,021	$2,513,562
HMS Holdings Corp. (a)	289,615	4,785,888
LifePoint Hospitals, Inc. (a)	98,063	6,500,596
MEDNAX, Inc. (a)	81,736	5,594,829

		$19,394,875
Medical Equipment - 1.9%
Steris PLC	72,116	$5,007,014
VWR Corp. (a)	140,490	4,054,541

		$9,061,555
Natural Gas - Pipeline - 2.1%
Boardwalk Pipeline Partners LP	375,781	$6,636,292
Columbia Pipeline Partners LP	233,350	3,437,246

		$10,073,538
Network & Telecom - 1.0%
Ixia (a)	482,922	$4,906,488

Oil Services - 2.2%
Forum Energy Technologies, Inc. (a)	296,083	$4,968,273
Frank’s International N.V.	247,820	3,967,598
Tesco Corp.	239,958	1,756,493

		$10,692,364
Other Banks & Diversified Financials - 15.5%
Air Lease Corp.	96,557	$2,901,538
Berkshire Hills Bancorp, Inc.	191,533	5,263,327
Brookline Bancorp, Inc.	531,773	6,184,520
Encore Capital Group, Inc. (a)(l)	99,169	2,666,654
First Interstate BancSystem, Inc.	223,831	6,484,384
Glacier Bancorp, Inc.	189,511	5,181,231
Lakeland Financial Corp.	128,817	6,321,050
PrivateBancorp, Inc.	191,993	8,514,890
Sandy Spring Bancorp, Inc.	223,031	6,554,881
Santander Consumer USA Holdings, Inc. (a)	173,802	2,235,094
TCF Financial Corp.	360,923	5,186,464
Texas Capital Bancshares, Inc. (a)	109,232	5,597,048
Valley National Bancorp	462,077	4,403,594
Wintrust Financial Corp.	144,714	7,708,915

		$75,203,590
Railroad & Shipping - 1.1%
Kirby Corp. (a)	60,535	$4,242,293
StealthGas, Inc. (a)	203,478	954,312

		$5,196,605
Real Estate - 10.3%
Corporate Office Properties Trust, REIT	295,720	$7,993,312
EPR Properties, REIT	111,217	7,927,548

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Gramercy Property Trust, Inc., REIT	413,094	$3,688,929
Hatteras Financial Corp., REIT	177,008	2,848,059
Medical Properties Trust, Inc., REIT	521,098	7,660,141
Select Income, REIT	337,802	8,320,063
STAG Industrial, Inc., REIT	250,205	5,341,877
Store Capital Corp., REIT	242,053	6,179,613

		$49,959,542
Specialty Chemicals - 2.6%
A. Schulman, Inc.	143,300	$3,626,923
Amira Nature Foods Ltd. (a)(l)	79,644	563,083
Ferro Corp. (a)	385,533	5,331,921
Ferroglobe PLC	344,313	3,140,135

		$12,662,062
Specialty Stores - 2.8%
Citi Trends, Inc.	198,465	$3,086,131
Rent-A-Center, Inc.	136,704	1,800,392
Tuesday Morning Corp. (a)	433,335	2,946,678
Urban Outfitters, Inc. (a)	121,520	3,466,966
Zumiez, Inc. (a)	164,043	2,440,960

		$13,741,127
Trucking - 3.5%
Knight Transportation, Inc.	266,580	$6,963,070
Marten Transport Ltd.	328,573	6,512,317
Swift Transportation Co. (a)	227,367	3,542,378

		$17,017,765
Utilities - Electric Power - 4.6%
El Paso Electric Co.	174,105	$7,775,529
Great Plains Energy, Inc.	268,090	7,822,866
Portland General Electric Co.	164,845	6,788,317

		$22,386,712
Total Common Stocks		$480,047,045

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	11,997,098	$11,997,098

Collateral for Securities Loaned - 0.5%
Navigator Securities Lending Prime Portfolio, 0.53%, at Net Asset Value (j)	2,664,491	$2,664,491
Total Investments		$494,708,634

Other Assets, Less Liabilities - (2.0)%		(9,664,262)
Net Assets - 100.0%		$485,044,372

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$480,047,045	$—	$—	$480,047,045
Mutual Funds	14,661,589	—	—	14,661,589
Total Investments	$494,708,634	$—	$—	$494,708,634

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$442,138,206
Gross unrealized appreciation	67,225,165
Gross unrealized depreciation	(14,654,737)
Net unrealized appreciation (depreciation)	$52,570,428

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,365,520	38,291,299	(36,659,721)	11,997,098

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,043	$11,997,098

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.